Shareholders' Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 07, 2021 ₪ / shares shares	Oct. 31, 2021 USD ($) shares	May 31, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of investments accounted for using equity method [text block] [Abstract]
Reduction of per share of per ordinary share (in New Shekels per share) | ₪ / shares	₪ 0.001
Number of ordinary shares (in Shares) | shares	60,000,000		285,000	2,000,000
Share purchase agreement, description				a.During 2019, the Company entered into Share Purchase Agreements (each, an “SPA”), with several investors pursuant to which the Company issued 488,250 ordinary shares for a total consideration of $405,000. Some of the investors who signed an SPA in 2019 also received a warrant to purchase additional ordinary shares at an exercise price per warrant equal to the price per share of the ordinary shares issued under the applicable SPA. The warrants were exercisable into an aggregate amount of 1,530,000 ordinary shares and for a total consideration of $1,020 thousand. Pursuant to the SPAs, the warrants were exercisable immediately from the closing date of the applicable SPA and were set to expire on December 31, 2020. During 2020, the board of directors extended the expiration period for each option to December 31, 2021 (See also Note 8f below). b.In July 2019, the Company entered into a crowd-funding transaction in which the Company issued 799,998 ordinary shares to 1,116 different investors for a total net consideration of $1,015 thousand (net of $118 thousand issuance costs). c.In February 2020, the Company entered into a second crowd-funding transaction in which the Company issued 370,356 ordinary shares to 536 different investors for total net consideration of $447 thousand (net of $52 thousand issuance cost). d.In April 2020, the Company entered into a third crowd-funding transaction in which the Company issued 47,688 shares to 161 different investors for total net consideration of $61 thousand (net of $8 thousand issuance cost). e.In February, May, June and July 2021, the Company entered into Simple Agreements for Future Equity (each, a “SAFE”) with four separate investors for aggregate proceeds of $800 thousand. Pursuant to the terms of each SAFE, upon consummation of an equity financing, the Company will issue to each investor the number of ordinary shares equal to the purchase amount divided by the SAFE price, which is defined as the price per share equal to 80% of the equity financing valuation (to be no less than $25,000 thousand). The SAFE Agreements also provide the investor the right to automatically receive ordinary shares in the case of a liquidity event, defined as a change of control event or an initial public offering. In the case of a liquidity event the investors are entitled to the number of ordinary shares equal to the investment amount divided by the liquidity price. The liquidity price is defined as the price per share equal to the Company’s valuation at the time of the liquidity event, multiplied by 80%, and divided by the Company’s capitalization (to be no less than $25,000 thousand). As part of Company’s initial public offering (“IPO”) (as described in Note 8i below), the SAFEs were converted at a price per share of $2.892 into 276,672 ordinary shares. For accounting purposes, the SAFE instrument was classified under shareholders’ equity.
Exercise price per share (in Dollars per share) | $ / shares				$ 0.67
Warrants to investors description				In August and September 2021 after the said assignments, the Company received warrant exercise notices of 1,837,500 warrants, out of the total 2,130,000 warrants outstanding at that time. The other 292,500 warrants that were not exercised were waived by their owners. As a result of the said exercises, the Company received aggregate proceeds of $1,225 thousand.
Gross proceed		$ 10
Aggregate share amount (in Shares) | shares		961,440
Proceeds from options exercise		$ 76		$ 1,238
Shares issued (in Shares) | shares				2,000,000
Tradable warrants (in Shares) | shares				2,000,000
Warrants exercise price per share (in Dollars per share) | $ / shares				$ 6
Total gross consideration				$ 12,000
Warrants based on fair value				4,560
Equity component amount				7,440
Issuance of cost				$ 2,136
Issuance of cost description				An amount of $812 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $1,324 thousand have been recorded in equity as a reduction of the share premium. As part of the IPO, the Company also recognized share-based issuance costs of $898 thousand which were allocated in the same proportion as the allocation of the gross proceeds from the IPO, accordingly an amount of $341 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $557 thousand have been recorded in equity as a reduction of the share premium (refer also to Note 9(18)).
Net proceeds from offering				$ 9,864
Exercise of underwriter’s option (in Dollars per share) | $ / shares				$ 3